Fixed Assets and Equipment on Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets and Equipment on Lease

Note 5 – FIXED ASSETS AND EQUIPMENT ON LEASE

As of March 31, 2021 and December 31, 2020, fixed assets consisted of the following:

	March 31, 2021	December 31, 2020
Furniture and equipment	$2,370	$2,342
Computer equipment	31,031	28,804
Vehicles	28,528	19,619
Right-of-use assets	302,581	302,477
Accumulated depreciation	(116,770)	(84,261)
	$247,740	$268,981

As of March 31, 2021 and December 31, 2020, equipment on lease consisted of the following:

	March 31, 2021	December 31, 2020
Tags	$131,078	$129,533
Text	28,971	28,629
Infinity/Touch	23,998	23,716
Accumulated depreciation	(183,796)	(181,382)
	$251	$496

For the three months ended March 31, 2021, total depreciation expense for fixed assets was $4,816 (2020 - $349) and is included in general and administration expense. For the three months ended March 31, 2021, total depreciation for right-of-use assets was $27,525 (2020 - $15,622) and is included in general and administration expense as operating lease expense.

Note 5 – FIXED ASSETS AND EQUIPMENT ON LEASE

As of December 31, 2020 and 2019, fixed assets consisted of the following:

	December 31, 2020	December 31, 2019
Furniture and equipment	$2,342	$-
Computer equipment	28,804	27,025
Vehicles	19,619	-
Right-of-use assets	302,477	178,202
Accumulated depreciation	(84,261)	(65,404)
	$268,981	$139,823

As of December 31, 2020 and 2019, equipment on lease consisted of the following:

	December 31, 2020	December 31, 2019
Tags	$129,533	$126,817
Text	28,629	28,029
Infinity/Touch	23,716	23,218
Accumulated depreciation	(181,382)	(176,607)
	$496	$1,457

For the year ended December 31, 2020, total depreciation expense for fixed assets and equipment on lease was $5,531 (2019 - $2,990) and is included in general and administration expense. For the year ended December 31, 2020, total depreciation for right-of-use assets was $68,218 (2019 - $39,671) and is included in general and administration expense as operating lease expense.